Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of net financial debt (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	€ 36,638	€ 35,348	€ 35,260
Net financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	23,800	31,500	30,100
Financial liabilities	€ 25,300	€ 24,300	€ 23,500